Intangible Asset - Schedule of Intangible Asset (Details)	Sep. 30, 2024 HKD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 HKD ($)
Schedule of Intangible Asset [Line Items]
Software, net	$ 4,093,451	$ 526,875	$ 4,605,133
Software [Member]
Schedule of Intangible Asset [Line Items]
Software	5,116,814	658,594	5,116,814
amortization [Member]
Schedule of Intangible Asset [Line Items]
Less: amortization	$ (1,023,363)	$ (131,719)	$ (511,681)